Common Shares - The effects of the Corporation's purchase and cancellation of the common shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 25, 2021	May 26, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Deficit	$ (2,453)	$ (1,826)
Percentage of public float of common shares making up stock purchase agreement, shares authorized			7.16%	7.02%
Number of shares issued and fully paid that were not cancelled due to timing differences between the transaction date and settlement date	0	456,200
NCIB Program
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	0	7,352,600
Par value per share	$ 0	$ 8.33
Issued capital	$ 0	$ 61
Weighted average book value of shares cancelled	0	79
Deficit	0	18
Stock purchase agreement, number of shares authorized			14,000,000	14,000,000
Common shares
Disclosure of classes of share capital [line items]
Issued capital	$ 2,901	$ 2,896			$ 2,978